Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Income tax expense
The Company’s income taxes consist of:	Year Ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Current income tax expenses	18,033	-	-
Deferred income tax expenses	-	-	-
Income tax expense	18,033	-	-

Schedule of reconciliation of income taxes
	Year Ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Profit before income tax	26,188	58,616	19,854

Computed expected income tax expense	6,547	14,654	4,963
Tax effect of non-deductible expenses	17,173	6,260	13,817
Tax effect of tax-exempt entities	1,884	716	804
Tax effect of non-taxable income	(7,571)	(21,630)	(19,584)
Income tax expense	18,033	-	-